Note 21 - Stock-based Compensation	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

21.      Stock-based compensation

The Company has a stock option plan for certain officers, key full-time employees and directors of the Company and its subsidiaries. Options are granted at the market price for the underlying shares on the day immediately prior to the date of grant. Each option vests over a four-year term, expires five years from the date granted and allows for the purchase of one Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at December 31, 2023, there were 102,300 options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards.

Stock option activity for the years ended December 31, 2023, and 2022 was as follows:

			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options - December 31, 2021	2,550,875	$89.34
Granted	837,500	95.69
Exercised	(305,125)	54.99
Forfeited	(30,250)	110.73
Shares issuable under options - December 31, 2022	3,053,000	$94.30
Granted	815,000	106.75
Exercised	(600,500)	70.04
Forfeited	(25,250)	119.82
Shares issuable under options - December 31, 2023	3,242,250	$101.73	3.2	$87,846
Options exercisable - December 31, 2023	1,378,039	$94.61	2.2	$47,249

The Company incurred stock-based compensation expense related to these awards of $27,087 during the year ended December 31, 2023 (2022 - $21,853). As at December 31, 2023, the range of option exercise prices was $47.41 to $150.24 per share.

The following table summarizes information about option exercises:

	Year ended December 31,
	2023	2022

Number of options exercised	600,500	305,125

Aggregate fair value	$68,629	$41,528
Intrinsic value	26,571	16,779
Amount of cash received	42,058	24,749

Tax benefit recognized	$131	$754

As at December 31, 2023, there was $49,299 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next four years. During the year ended December 31, 2023, the fair value of options vested was $22,971 (2022 - $16,866).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	As at December 31,
	2023	2022

Risk free rate	4.9%	4.2%
Expected life in years	4.75	4.75
Expected volatility	42.3%	41.2%
Dividend yield	0.3%	0.3%

Weighted average fair value per option granted	$44.78	$38.22

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over a period that is equal to the option’s expected life.